                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-2591

                      RIVERSOURCE MONEY MARKET SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 1/31

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
CASH MANAGEMENT FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2009


RIVERSOURCE CASH MANAGEMENT FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH MAXIMUM CURRENT INCOME CONSISTENT
WITH LIQUIDITY AND STABILITY OF PRINCIPAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    5

Portfolio of Investments...........    7

Statement of Assets and
  Liabilities......................   13

Statement of Operations............   14

Statements of Changes in Net
  Assets...........................   15

Financial Highlights...............   17

Notes to Financial Statements......   24

Proxy Voting.......................   36



                     (DALBAR LOGO)

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The
Seal recognizes communications demonstrating a level of excellence in the industry.


--------------------------------------------------------------------------------
                   RIVERSOURCE CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Cash Management Fund (the Fund) Class A shares advanced 0.75% for the semiannual period.

> The Fund's annualized simple yield was 0.18% and its annualized compound yield was also 0.18% for the seven-day period ended Jan. 31, 2009. The 7-day yields reflect more closely the earnings of the Fund than the total return. Short-term yields may be higher or lower than the figures shown.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2009)
--------------------------------------------------------------------------------


                               6 months*  1 year  3 years  5 years  10 years
----------------------------------------------------------------------------
RiverSource Cash Management
  Fund Class A                   +0.75%   +1.93%   +3.74%   +2.93%   +3.05%
----------------------------------------------------------------------------


*   Not annualized.

The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


--------------------------------------------------------------------------------
2  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JAN. 31, 2009
                                                                            SINCE
Without sales charge      6 MONTHS*  1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  10/6/75)                  +0.75%   +1.93%   +3.74%   +2.93%   +3.05%        N/A
------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                  +0.45%   +1.29%   +3.07%   +2.30%   +2.39%        N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                  +0.45%   +1.30%   +3.08%   +2.31%     N/A       +2.11%
------------------------------------------------------------------------------------
Class I (inception
  3/4/04)                   +0.90%   +2.22%   +4.05%     N/A      N/A       +3.32%
------------------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                 +0.87%   +2.15%     N/A      N/A      N/A       +3.66%
------------------------------------------------------------------------------------
Class W (inception
  12/1/06)                  +0.75%   +1.92%     N/A      N/A      N/A       +3.41%
------------------------------------------------------------------------------------
Class Y (inception
  3/20/95)                  +0.80%   +2.02%   +3.84%   +3.05%   +3.13%        N/A
------------------------------------------------------------------------------------

With sales charge
Class B (inception
  3/20/95)                  -4.55%   -3.71%   +1.80%   +1.93%   +2.39%        N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                  -0.55%   +0.30%   +3.08%   +2.31%     N/A       +2.11%
------------------------------------------------------------------------------------



AT DEC. 31, 2008
                                                                            SINCE
Without sales charge      6 MONTHS*  1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  10/6/75)                  +0.89%   +2.26%   +3.84%   +2.93%   +3.09%        N/A
------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                  +0.56%   +1.59%   +3.15%   +2.30%   +2.42%        N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                  +0.57%   +1.61%   +3.16%   +2.31%     N/A       +2.13%
------------------------------------------------------------------------------------
Class I (inception
  3/4/04)                   +1.04%   +2.55%   +4.15%     N/A      N/A       +3.37%
------------------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                 +1.00%   +2.47%     N/A      N/A      N/A       +3.79%
------------------------------------------------------------------------------------
Class W (inception
  12/1/06)                  +0.88%   +2.25%     N/A      N/A      N/A       +3.53%
------------------------------------------------------------------------------------
Class Y (inception
  3/20/95)                  +0.93%   +2.34%   +3.94%   +3.04%   +3.16%        N/A
------------------------------------------------------------------------------------

With sales charge
Class B (inception
  3/20/95)                  -4.44%   -3.41%   +1.89%   +1.93%   +2.42%        N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                  -0.43%   +0.61%   +3.16%   +2.31%     N/A       +2.13%
------------------------------------------------------------------------------------



Sales charges do not apply to Class A, Class I, Class R5, Class W and Class Y shares. Class B share performance reflects a contingent deferred sales charge
(CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Class I, Class R5 and Class Y are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
                   RIVERSOURCE CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------

LOGO

        DURATION
SHORT    INT.     LONG
   X                      HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average
  maturity(1)                35 days
------------------------------------




ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
--------------------------------------------------------------------------------

                  Total fund    Net fund
                   expenses   expenses(a)
-----------------------------------------
Class A              0.65%       0.65%
-----------------------------------------
Class B              1.40%       1.30%
-----------------------------------------
Class C              1.30%       1.30%
-----------------------------------------
Class I              0.37%       0.37%
-----------------------------------------
Class R5             0.41%       0.41%
-----------------------------------------
Class W              0.67%       0.67%
-----------------------------------------
Class Y              0.57%       0.57%
-----------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses will not exceed 0.66% for Class A, 1.32% for Class B, 1.31% for Class C, 0.43% for Class I, 0.48% for Class R5, 0.73% for Class W and 0.63% for Class Y.

(1) WEIGHTED AVERAGE MATURITY is the amount of time remaining before securities are due and principal must be repaid.

PORTFOLIO COMPOSITION (at Jan. 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Certificates of Deposit                     9.9%
------------------------------------------------
Commercial Paper                           40.3%
------------------------------------------------
FDIC-Insured Debt*                          1.7%
------------------------------------------------
Floating Rate Notes                         5.4%
------------------------------------------------
U.S. Government Agencies                   42.7%
------------------------------------------------


*   Debt guaranteed under the FDIC's Temporary Liquidity Guarantee Program
    (TLGP).


--------------------------------------------------------------------------------
4  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads); and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                   RIVERSOURCE CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT  5

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 AUG. 1, 2008  JAN. 31, 2009  THE PERIOD(A)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,007.50        $3.57           .71%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.51        $3.60           .71%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,004.50        $6.63          1.32%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.45        $6.68          1.32%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,004.50        $6.58          1.31%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.50        $6.63          1.31%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,009.00        $2.12           .42%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.96        $2.13           .42%
------------------------------------------------------------------------------------------

Class R5
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,008.70        $2.52           .50%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.56        $2.54           .50%
------------------------------------------------------------------------------------------

Class W
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,007.50        $3.57           .71%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.51        $3.60           .71%
------------------------------------------------------------------------------------------

Class Y
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,008.00        $3.12           .62%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.96        $3.14           .62%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Jan. 31, 2009: +0.75% for Class A, +0.45% for Class B, +0.45% for Class C, +0.90% for Class I, +0.87% for Class R5, +0.75% for Class W and +0.80% for Class Y.


--------------------------------------------------------------------------------
6  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JAN. 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



U.S. GOVERNMENT AGENCIES (42.6%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Federal Home Loan Bank Disc Nts
 02-04-09                            1.83%           $35,000,000          $34,991,250
 02-05-09                            0.03             75,000,000           74,999,583
 02-12-09                            0.05             40,000,000           39,999,333
 02-17-09                            0.16             45,600,000           45,596,339
 02-18-09                            0.96             38,000,000           37,981,000
 02-19-09                            0.17             40,000,000           39,996,200
 02-23-09                            0.19             35,000,000           34,995,528
 02-24-09                            0.20             35,000,000           34,995,287
 02-27-09                            0.20             55,000,000           54,991,750
 03-05-09                            0.22             35,000,000           34,992,942
 03-10-09                            0.25             35,000,000           34,990,764
 03-12-09                            0.15             22,000,000           21,996,333
 03-18-09                            0.25             35,000,000           34,988,819
 04-08-09                            0.18             35,000,000           34,988,275
 04-13-09                            0.35             57,000,000           56,960,100
 04-14-09                            0.19             35,000,000           34,986,515
 04-17-09                            0.26             10,900,000           10,894,017
 04-20-09                            0.20             35,000,000           34,984,639
 07-07-09                            0.57             75,000,000(b)        75,000,000
Federal Home Loan Mtge Corp Disc Nts
 02-09-09                            0.82             30,000,000           29,993,250
 02-10-09                            0.83             14,800,000           14,796,300
 02-17-09                            2.09            255,300,000          255,037,762
 03-02-09                            1.34             95,000,000           94,891,875
 03-03-09                            1.97             41,000,000           40,929,389
 03-06-09                            1.04             40,000,000           39,959,578
 03-09-09                            0.15             22,000,000           21,996,586
 03-10-09                            1.93             65,000,000           64,866,219
 03-11-09                            0.89             75,000,000           74,926,875
 03-12-09                            1.14             29,400,000           29,362,466
 03-16-09                            2.64             40,000,000           39,870,444
 03-19-09                            1.39             35,000,000           34,936,028
 04-13-09                            0.20             63,000,000           62,974,380
 04-27-09                            1.16             90,000,000(b)        90,000,000
Federal Natl Mtge Assn Disc Nts
 02-02-09                            0.71             50,000,000           49,997,083
 03-19-09                            1.19              5,000,000            4,992,167
 03-23-09                            1.30             34,200,000           34,137,015
 03-27-09                            0.15             35,000,000           34,991,979
 04-01-09                            0.16             28,000,000           27,992,533
 04-15-09                            1.29             75,000,000           74,799,583
 10-26-09                            0.78             40,000,000           39,770,711
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $1,934,550,897)                                                 $1,934,550,897
-------------------------------------------------------------------------------------



FDIC-INSURED DEBT (1.7%)(f)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
General Electric Capital
 FDIC Govt Guaranty
 03-17-09                            1.89%           $35,000,000          $34,916,876
Goldman Sachs Group
 FDIC Govt Guaranty
 12-17-09                            2.00             40,000,000(b)        40,000,000
-------------------------------------------------------------------------------------
TOTAL FDIC-INSURED
(Cost: $74,916,876)                                                       $74,916,876
-------------------------------------------------------------------------------------



CERTIFICATES OF DEPOSIT (9.9%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Bank of America
 02-09-09                            1.89%           $40,000,000          $40,000,000
 02-11-09                            1.74             40,000,000           40,000,000
Barclays Bank
 05-27-09                            2.52             40,000,000(b)        40,000,000
 05-28-09                            2.62             38,000,000(b)        38,000,000
Chase Bank USA
 02-18-09                            1.74             20,000,000           20,000,000
 02-19-09                            1.74             48,000,000           48,000,000
 03-30-09                            0.40             25,000,000           25,000,000
 04-02-09                            0.40             79,100,000           79,100,000
 04-06-09                            0.40             10,000,000           10,000,000


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                   RIVERSOURCE CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT  7

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


CERTIFICATES OF DEPOSIT (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
Citibank
 02-09-09                            0.25%           $60,000,000          $60,000,000
 02-20-09                            0.30             50,000,000           50,000,000
-------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost: $450,100,000)                                                     $450,100,000
-------------------------------------------------------------------------------------



FLOATING RATE NOTES (5.4%)(b)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Bank of America
 07-30-09                            1.37%           $35,000,000          $35,000,000
General Electric Capital
 09-24-09                            0.42             10,000,000           10,000,000
HSBC USA
 08-14-09                            2.53             40,000,000           40,000,000
New York Life Global Funding
 09-04-09                            2.31             50,000,000           50,000,000
US Bank
 08-19-09                            2.30             60,000,000           60,000,000
 09-10-09                            2.29             32,000,000           32,000,000
Wells Fargo & Co
 09-03-09                            0.50             20,000,000           20,000,000
-------------------------------------------------------------------------------------
TOTAL FLOATING RATE NOTES
(Cost: $247,000,000)                                                     $247,000,000
-------------------------------------------------------------------------------------



COMMERCIAL PAPER (40.3%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED (21.7%)
Amsterdam Funding
 04-06-09                            0.50%           $60,000,000(c)       $59,945,832
 04-07-09                            0.50             35,000,000(c)        34,967,917
 04-16-09                            0.50             35,000,000(c)        34,963,542
Bryant Park Funding LLC
 02-06-09                            0.26             35,000,000(c)        34,998,250
 02-12-09                            0.23             25,000,000(c)        24,997,917
 04-01-09                            0.50             20,000,000(c)        19,983,333
Chariot Funding LLC
 02-13-09                            0.24             25,000,000(c)        24,997,743
Enterprise Funding LLC
 04-14-09                            0.52             25,000,000(c)        24,973,639
Falcon Asset Securitization LLC
 02-02-09                            1.01             40,000,000(c)        39,996,667
Jupiter Securitization LLC
 02-03-09                            0.19             20,000,000(c)        19,999,583
 02-10-09                            0.23             13,600,000(c)        13,599,056
 03-02-09                            0.44             35,000,000(c)        34,986,875
Kitty Hawk Funding
 02-18-09                            0.72             45,500,000(c)        45,483,038
 03-19-09                            0.75             35,000,000(c)        34,965,729
 04-23-09                            0.62             30,000,000(c)        29,957,633
Old Line Funding LLC
 03-04-09                            0.49             35,000,000(c)        34,984,444
Park Avenue Receivables LLC
 02-02-09                            0.98             35,000,000(c)        34,997,181
Ranger Funding LLC
 03-05-09                            0.49             33,309,000(c)        33,293,733
 04-14-09                            0.50             35,000,000(c)        34,964,514
Salisbury Receivables LLC
 02-03-09                            0.19             20,000,000(c)        19,999,583
 02-04-09                            0.20             34,800,000(c)        34,799,033
 02-12-09                            0.23             25,000,000(c)        24,997,917
 02-13-09                            0.33             35,000,000(c)        34,995,576
Sheffield Receivables
 02-10-09                            1.48             25,000,000(c)        24,988,889
 02-19-09                            0.48             35,000,000(c)        34,990,764
Thunder Bay Funding LLC
 02-04-09                            0.24             28,700,000(c)        28,699,043
 02-11-09                            0.83             43,000,000(c)        42,988,282
 04-03-09                            0.55             32,000,000(c)        31,969,689
 04-06-09                            0.50             35,000,000(c)        34,968,403
WhistleJacket Capital LLC
 02-25-08                            3.12             26,922,459(b,d,e)    26,922,459
 03-20-08                            2.50             30,765,766(b,d,e)    30,765,766
                                                                      ---------------
Total                                                                     988,142,030
-------------------------------------------------------------------------------------

BANKING (10.6%)
Bank of America
 02-02-09                            0.20             22,000,000           21,999,633
 02-11-09                            0.33             12,000,000           11,998,680


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
8  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMERCIAL PAPER (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
BANKING (CONT.)
 02-12-09                            1.59%           $10,700,000          $10,693,937
 02-20-09                            0.39             20,000,000           19,995,556
Bank of Scotland
 02-13-09                            0.31             31,700,000           31,696,222
HSBC Finance
 02-06-09                            0.26            100,500,000          100,494,974
 02-09-09                            0.25             45,000,000           44,996,400
 02-12-09                            0.23             33,100,000           33,097,242
Rabobank USA Financial
 02-03-09                            0.11             32,800,000           32,799,590
Royal Bank of Scotland
 02-03-09                            0.21             48,200,000           48,198,916
 02-06-09                            0.26             70,000,000           69,996,500
 02-10-09                            0.23             35,000,000           34,997,569
 02-17-09                            0.48             20,000,000           19,995,278
                                                                      ---------------
Total                                                                     480,960,497
-------------------------------------------------------------------------------------

CONSUMER PRODUCTS (2.4%)
Procter & Gamble
 02-05-09                            0.13             68,000,000(c)        67,998,584
 03-06-09                            0.20             40,000,000(c)        39,992,444
                                                                      ---------------
Total                                                                     107,991,028
-------------------------------------------------------------------------------------

ELECTRIC (1.6%)
FPL Fuels
 02-25-09                            0.34             40,000,000           39,990,278
 02-26-09                            0.34             31,000,000           30,992,164
                                                                      ---------------
Total                                                                      70,982,442
-------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (2.3%)
General Electric Capital
 02-13-09                            0.24             21,000,000           20,998,104
General Electric Capital Services
 02-10-09                            0.46             20,000,000           19,997,222
 02-13-09                            0.22             33,000,000           32,997,259
 03-03-09                            0.29             32,000,000           31,991,733
                                                                      ---------------
Total                                                                     105,984,318
-------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.8%)
Southern Company Funding
 02-04-09                            0.16             15,000,000(c)        14,999,667
 02-09-09                            0.18             20,000,000(c)        19,999,000
                                                                      ---------------
Total                                                                      34,998,667
-------------------------------------------------------------------------------------

WIRELINES (0.9%)
AT&T
 02-03-09                            0.17             26,500,000(c)        26,499,492
 03-02-09                            0.20             13,700,000(c)        13,697,717
                                                                      ---------------
Total                                                                      40,197,209
-------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost: $1,829,256,191)                                                 $1,829,256,191
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,535,823,964)(g)                                              $4,535,823,964
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2009. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.


--------------------------------------------------------------------------------
                   RIVERSOURCE CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2009, the value of these securities amounted to $1,113,640,709 or 24.5% of net assets.

(d) Denotes investments in structured investment vehicles ("SIVs"). See Note 5 to the financial statements.

(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at Jan. 31, 2009, is as follows:

                                          ACQUISITION
     SECURITY                                DATES             COST
     -----------------------------------------------------------------
     WhistleJacket Capital LLC
       2.50% Commercial Paper 2008          03-16-07       $30,765,766
     WhistleJacket Capital LLC
       3.12% Commercial Paper 2008          03-23-07        26,922,459


(f) This debt is guaranteed under the FDIC's Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(g) Also represents the cost of securities for federal income tax purposes at Jan. 31, 2009.



--------------------------------------------------------------------------------
10  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                         FAIR VALUE AT JAN. 31, 2009
                       --------------------------------------------------------------
                            LEVEL 1          LEVEL 2
                         QUOTED PRICES        OTHER         LEVEL 3
                           IN ACTIVE       SIGNIFICANT    SIGNIFICANT
                          MARKETS FOR      OBSERVABLE    UNOBSERVABLE
DESCRIPTION            IDENTICAL ASSETS      INPUTS         INPUTS          TOTAL
-------------------------------------------------------------------------------------
Investments in
  securities                  $--        $4,535,823,964       $--      $4,535,823,964


Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.



--------------------------------------------------------------------------------
                  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
12  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES  -------------------------------------------
JAN. 31, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value (identified cost
  $4,535,823,964)                                                  $4,535,823,964
Cash                                                                      353,627
Capital shares receivable                                              22,956,226
Accrued interest receivable                                             2,051,181
Prepaid expenses                                                          693,702
---------------------------------------------------------------------------------
Total assets                                                        4,561,878,700
---------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                         161,489
Capital shares payable                                                 23,078,349
Accrued investment management services fees                                35,754
Accrued distribution fees                                                  14,578
Accrued transfer agency fees                                               24,562
Accrued administrative services fees                                        6,010
Accrued plan administration services fees                                     141
Other accrued expenses                                                    336,468
---------------------------------------------------------------------------------
Total liabilities                                                      23,657,351
---------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $4,538,221,349
---------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $   45,470,782
Additional paid-in capital                                          4,501,530,821
Excess of distributions over net investment income                       (265,224)
Accumulated net realized gain (loss)                                   (8,515,030)
---------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $4,538,221,349
---------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                                NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $4,190,953,485        4,199,487,375                       $1.00
Class B                     $  129,157,152          129,332,965                       $1.00
Class C                     $   11,958,368           11,971,826                       $1.00
Class I                     $  113,565,686          113,646,912                       $1.00
Class R5                    $        4,989                5,000                       $1.00
Class W                     $   58,311,967           58,345,326                       $1.00
Class Y                     $   34,269,702           34,288,839                       $1.00
-------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT  13

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JAN. 31, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Interest                                                           $ 52,640,683
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                   6,830,844
Distribution fees
  Class A                                                             2,224,895
  Class B                                                               425,728
  Class C                                                                41,365
  Class W                                                                27,540
Transfer agency fees
  Class A                                                             4,279,875
  Class B                                                               114,705
  Class C                                                                10,881
  Class R5                                                                    2
  Class W                                                                55,081
  Class Y                                                                 8,659
Administrative services fees                                          1,143,825
Plan administration services fees --  Class Y                            25,976
Compensation of board members                                            76,935
Custodian fees                                                          220,500
Printing and postage                                                    279,700
Registration fees                                                       138,700
Professional fees                                                        64,290
Temporary Guarantee Program participation fees                        1,126,787
Other                                                                    38,272
-------------------------------------------------------------------------------
Total expenses                                                       17,134,560
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                          (33,089)
  Earnings and bank fee credits on cash balances                       (104,225)
-------------------------------------------------------------------------------
Total net expenses                                                   16,997,246
-------------------------------------------------------------------------------
Investment income (loss) -- net                                      35,643,437
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                             (30,798,785)
  Reimbursement from affiliate                                       30,374,589
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                                (424,196)
Net change in unrealized appreciation (depreciation) on
  investments                                                              (550)
-------------------------------------------------------------------------------
Net gain (loss) on investments                                         (424,746)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $ 35,218,691
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
14  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED       YEAR ENDED
                                                                      JAN. 31, 2009    JULY 31, 2008
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                     $    35,643,437  $   184,140,829
Net realized gain (loss) on investments                                    (424,196)      (8,094,906)
Net change in unrealized appreciation (depreciation) on
  investments                                                                  (550)             550
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          35,218,691      176,046,473
----------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                             (33,687,932)    (171,368,411)
    Class B                                                                (465,107)      (2,575,404)
    Class C                                                                 (45,670)        (158,354)
    Class I                                                              (1,030,060)      (2,309,724)
    Class R5                                                                    (43)            (184)
    Class W                                                                (394,506)      (6,219,639)
    Class Y                                                                (274,643)      (1,519,813)
----------------------------------------------------------------------------------------------------
Total distributions                                                     (35,897,961)    (184,151,529)

----------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT  15

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------


                                                                   SIX MONTHS ENDED       YEAR ENDED
                                                                      JAN. 31, 2009    JULY 31, 2008
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS AT CONSTANT $1 NET ASSET VALUE
Proceeds from sales
  Class A shares                                                    $ 2,500,518,665  $ 6,261,111,060
  Class B shares                                                         98,248,626      149,043,654
  Class C shares                                                         10,924,877       11,406,548
  Class I shares                                                         84,143,907       69,619,538
  Class W shares                                                         30,289,007      262,346,697
  Class Y shares                                                         13,021,043       31,789,940
Reinvestment of distributions at net asset value
  Class A shares                                                         33,223,690      169,223,091
  Class B shares                                                            450,734        2,478,948
  Class C shares                                                             42,633          147,067
  Class I shares                                                          1,035,691        2,334,442
  Class W shares                                                            398,427        6,299,678
  Class Y shares                                                            278,554        1,548,457
Payments for redemptions
  Class A shares                                                     (3,070,240,467)  (6,356,977,383)
  Class B shares                                                        (55,489,572)    (141,125,181)
  Class C shares                                                         (6,705,169)      (7,446,382)
  Class I shares                                                        (58,105,669)     (34,549,208)
  Class W shares                                                        (10,649,205)    (350,166,325)
  Class Y shares                                                        (12,309,990)     (43,531,805)
----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions      (440,924,218)      33,552,836
----------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                (441,603,488)      25,447,780
Net assets at beginning of period                                     4,979,824,837    4,954,377,057
----------------------------------------------------------------------------------------------------
Net assets at end of period                                         $ 4,538,221,349  $ 4,979,824,837
----------------------------------------------------------------------------------------------------
Excess of distributions over net investment income                  $      (265,224) $       (10,700)
----------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
16  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $1.00        $1.00        $1.00        $1.00        $1.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                           .01(b)       .03(b)       .05(b)       .04          .02
--------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income                  (.01)        (.03)        (.05)        (.04)        (.02)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $1.00        $1.00        $1.00        $1.00        $1.00
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)             $4,191       $4,728       $4,662       $3,692       $3,054
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c)                              .71%(d)      .65%         .70%         .83%         .80%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f)                          .71%(d)      .65%         .70%         .75%         .80%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.50%(d)     3.45%        4.65%        3.75%        1.58%
--------------------------------------------------------------------------------------------------------------
Total return                                          .75%(g),(h) 3.52%        4.80%        3.82%(i)     1.63%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) Adjusted to an annual basis.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses, excluding expenses related to the Fund's participation in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds.
(f) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after reduction for earnings and bank fee credits was 0.63% for the year ended July 31, 2008.
(g) During the six months ended Jan. 31, 2009, the Fund received a reimbursement from an affiliate. Had the Fund not received this reimbursement, the total return would have been lower by 0.63%.
(h) Not annualized.
(i) The Fund received a one time payment by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this payment, the total return would have been lower by 0.06%.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT  17

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(l)          2008         2007         2006         2005
Net asset value, beginning of period                 $1.00        $1.00        $1.00        $1.00        $1.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                           .00(b),(c)   .03(b)       .04(b)       .03          .01
--------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income                   .00(c)      (.03)        (.04)        (.03)        (.01)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $1.00        $1.00        $1.00        $1.00        $1.00
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $129          $86          $76         $103         $129
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                             1.37%(e)     1.30%        1.36%        1.49%        1.45%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(g)                         1.32%(e)     1.30%        1.36%        1.40%        1.44%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .80%(e)     2.70%        3.98%        3.05%         .91%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                       .45%(i),(j) 2.84%        4.11%        3.14%(k)      .98%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses, excluding expenses related to the Fund's participation in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds.
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after reduction for earnings and bank fee credits was 1.29% for the year ended July 31, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) During the six months ended Jan. 31, 2009, the Fund received a reimbursement from an affiliate. Had the Fund not received this reimbursement, the total return would have been lower by 0.63%.
(j) Not annualized.
(k) The Fund received a one time payment by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this payment, the total return would have been lower by 0.06%.
(l) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
18  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(l)          2008         2007         2006         2005
Net asset value, beginning of period                 $1.00        $1.00        $1.00        $1.00        $1.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                           .00(b),(c)   .03(b)       .04(b)       .03          .01
--------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income                   .00(c)      (.03)        (.04)        (.03)        (.01)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $1.00        $1.00        $1.00        $1.00        $1.00
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $12           $8           $4           $3           $2
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                             1.37%(e)     1.30%        1.36%        1.49%        1.45%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(g)                         1.31%(e)     1.30%        1.36%        1.41%        1.44%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .81%(e)     2.60%        4.00%        3.05%         .91%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                       .45%(i),(j) 2.85%        4.12%        3.14%(k)      .98%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses, excluding expenses related to the Fund's participation in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds.
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after reduction for earnings and bank fee credits was 1.29% for the year ended July 31, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) During the six months ended Jan. 31, 2009, the Fund received a reimbursement from an affiliate. Had the Fund not received this reimbursement, the total return would have been lower by 0.63%.
(j) Not annualized.
(k) The Fund received a one time payment by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this payment, the total return would have been lower by 0.06%.
(l) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT  19

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $1.00        $1.00        $1.00        $1.00        $1.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                           .01(b)       .04(b)       .05(b)       .04          .02
--------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income                  (.01)        (.04)        (.05)        (.04)        (.02)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $1.00        $1.00        $1.00        $1.00        $1.00
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $114          $87          $49          $63          $12
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c)                              .42%(d)      .37%         .38%         .42%         .39%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f)                          .42%(d)      .37%         .38%         .42%         .39%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.74%(d)     3.55%        4.97%        4.42%        2.21%
--------------------------------------------------------------------------------------------------------------
Total return                                          .90%(g),(h) 3.81%        5.14%        4.16%(i)     2.04%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) Adjusted to an annual basis.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses, excluding expenses related to the Fund's participation in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds.
(f) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after reduction for earnings and bank fee credits was 0.36% for the year ended July 31, 2008.
(g) During the six months ended Jan. 31, 2009, the Fund received a reimbursement from an affiliate. Had the Fund not received this reimbursement, the total return would have been lower by 0.63%.
(h) Not annualized.
(i) The Fund received a one time payment by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this payment, the total return would have been lower by 0.06%.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(j)          2008     2007(b)
Net asset value, beginning of period                 $1.00        $1.00        $1.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)(c)                        .01          .04          .03
--------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income                  (.01)        (.04)        (.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $1.00        $1.00        $1.00
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                              .50%(e)      .41%         .44%(e)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(g)                          .50%(e)      .41%         .44%(e)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.69%(e)     3.68%        4.90%(e)
--------------------------------------------------------------------------------------------------------------
Total return                                          .87%(h),(i) 3.75%        3.20%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) From the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses, excluding expenses related to the Fund's participation in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds.
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(h) During the six months ended Jan. 31, 2009, the Fund received a reimbursement from an affiliate. Had the Fund not received this reimbursement, the total return would have been lower by 0.63%.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT  21

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS W


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(j)          2008     2007(b)
Net asset value, beginning of period                 $1.00        $1.00        $1.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)(c)                        .01          .04          .03
--------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income                  (.01)        (.04)        (.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $1.00        $1.00        $1.00
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $58          $38         $120
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                              .71%(e)      .67%         .65%(e)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(g)                          .71%(e)      .67%         .65%(e)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.42%(e)     4.05%        4.46%(e)
--------------------------------------------------------------------------------------------------------------
Total return                                          .75%(h),(i) 3.49%        3.13%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) From the period from Dec. 1, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses, excluding expenses related to the Fund's participation in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds.
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after reduction for earnings and bank fee credits was 0.65% for the year ended July 31, 2008.
(h) During the six months ended Jan. 31, 2009, the Fund received a reimbursement from an affiliate. Had the Fund not received this reimbursement, the total return would have been lower by 0.63%.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS Y


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $1.00        $1.00        $1.00        $1.00        $1.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                           .01(b)       .04(b)       .05(b)       .04          .02
--------------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income                  (.01)        (.04)        (.05)        (.04)        (.02)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $1.00        $1.00        $1.00        $1.00        $1.00
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $34          $33          $44          $84         $140
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c)                              .62%(d)      .57%         .59%         .68%         .66%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f)                          .62%(d)      .57%         .59%         .62%         .66%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.57%(d)     3.73%        4.75%        3.78%        1.55%
--------------------------------------------------------------------------------------------------------------
Total return                                          .80%(g),(h) 3.60%        4.92%        3.95%(i)     1.76%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) Adjusted to an annual basis.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses, excluding expenses related to the Fund's participation in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds.
(f) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after reduction for earnings and bank fee credits was 0.55% for the year ended July 31, 2008.
(g) During the six months ended Jan. 31, 2009, the Fund received a reimbursement from an affiliate. Had the Fund not received this reimbursement, the total return would have been lower by 0.63%.
(h) Not annualized.
(i) The Fund received a one time payment by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this payment, the total return would have been lower by 0.06%.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO JAN. 31, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Cash Management Fund (the Fund) is a series of RiverSource Money Market Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) (the 1940 Act) as a diversified, open-end management investment company. RiverSource Money Market Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in money market instruments.

The Fund offers Class A, Class B, Class C, Class I, Class R5, Class W and Class Y shares.

-  Class A shares have no sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R5 and Class Y shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At Jan. 31, 2009, RiverSource Investments, LLC (the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
24  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



VALUATION OF SECURITIES
Effective Aug. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

ILLIQUID SECURITIES
At Jan. 31, 2009, investments in securities included issues that are illiquid which the Fund currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Jan. 31, 2009 was $57,688,225 representing 1.27% of net assets. Certain illiquid securities may be valued by management at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.


--------------------------------------------------------------------------------
                  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of post-October losses. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.33% to 0.15% annually as the Fund's assets increase. The management fee for the six months ended Jan. 31, 2009 was 0.29% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for six months ended Jan. 31, 2009 was 0.05% of the Fund's average daily net assets.


--------------------------------------------------------------------------------
26  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Jan. 31, 2009, other expenses paid to this company were $14,745.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $22.00 for Class A, $23.00 for Class B and $22.50 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R5 and Class Y shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.15% of the Fund's average daily net assets attributable to Class Y shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.10% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 0.85% and 0.75% of the Fund's average daily net assets

--------------------------------------------------------------------------------
                  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


attributable to Class B and Class C shares, respectively. At Jan. 31, 2009, the Fund paid an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $7,314,000 and $82,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $207,970 for Class B and $6,928 for Class C for the six months ended Jan. 31, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Jan. 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses were as follows:

Class B.............................................  1.32%
Class C.............................................  1.31


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class B...........................................  $29,952
Class C...........................................    3,137


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses will not exceed the following percentage of the Fund's average daily net assets:

Class A.............................................  0.66%
Class B.............................................  1.32
Class C.............................................  1.31
Class I.............................................  0.43
Class R5............................................  0.48
Class W.............................................  0.73
Class Y.............................................  0.63


EARNINGS AND BANK FEE CREDITS
During the six months ended Jan. 31, 2009, the Fund's custodian and transfer agency fees were reduced by $104,225 as a result of earnings and bank fee

--------------------------------------------------------------------------------
28  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



credits from overnight cash balances. Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. Prior to Dec. 15, 2008 the Fund paid custodian fees amounting to $135,836 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

TEMPORARY MONEY MARKET FUND GUARANTEE PROGRAM
On Oct. 6, 2008, the Fund applied to participate in the initial term of the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds (the Program), through Dec. 18, 2008, after obtaining the approval of the Board, including a majority of the independent directors. On Dec. 2, 2008, the Board approved the Fund's filing for participation in an extension of the Program through April 30, 2009. The Fund filed the extension notice with the U.S. Department of Treasury on Dec. 4, 2008.

The Program covers shareholders of each participating money market fund for amounts they held in such funds as of the close of business on Sept. 19, 2008. Any increase in the number of shares of that fund held by a shareholder after the close of business on Sept. 19, 2008 will not be guaranteed. Any purchase of shares of a participating money market fund after the close of business on Sept. 19, 2008 will not be guaranteed. If shares of a participating fund held by a shareholder as of the close of business on Sept. 19, 2008 are sold before the guarantee is called upon, then the guarantee will only cover the lesser of (i) the number of fund shares held by the shareholder as of the close of business on Sept. 19, 2008, or (ii) the number of fund shares held by the shareholder on the date the guarantee is called upon. A participating fund shareholder who sells all of his or her shares after Sept. 19, 2008 (and before the guarantee is called upon) will no longer be covered by the guarantee, even if the shareholder subsequently reinvests in the fund or in another fund that is participating in the Program.

Under the terms of the Program, the guarantee is called upon with respect to a fund if the Board of the Fund makes a determination to liquidate that Fund. For shares covered by the guarantee, any difference between the amount a shareholder received in connection with the liquidation and $1.00 per share (a guarantee payment) will be covered by the U.S. Department of Treasury under the Program, subject to the overall amount available to all funds participating in the Program. Guarantee payments under the Program will not exceed the amount available in the Program (at inception of the Program, approximately $50 billion was available to support guarantee payments).

During the six months ended Jan. 31, 2009, the Fund paid upfront fees to the U.S. Department of Treasury to participate in the Program. For the initial three-month term of the Program that expired on Dec. 18, 2008, the fee incurred by the Fund was 0.015% of its net asset value as of the close of business Sept. 19,

--------------------------------------------------------------------------------
                  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



2008. The fee to participate in the extended term of the Program through April 30, 2009 required an additional payment in the amount of 0.022% of its net asset value as of Sept. 19, 2008. The fees are being amortized over the period of the participation in the Program and are shown on the Statement of Operations. The cost to participate will be borne by the Fund without regard to any expense limitation currently in effect. The U.S. Treasury Department has the option to extend the Program beyond April 30, 2009 through the close of business Sept. 19, 2009. If extended, the Board will consider whether the Fund should continue to participate in the Program and, if so, the Fund will incur additional participation fees.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities aggregated $24,455,561,897 and $24,924,264,111, respectively, for the six months ended Jan. 31, 2009. Realized gains and losses are determined on an identified cost basis.

4. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Jan. 31, 2009.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by

--------------------------------------------------------------------------------
30  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

5. INVESTMENTS IN STRUCTURED INVESTMENT VEHICLES

In 2007 and 2008 structured investment vehicles ("SIVs") generally experienced a significant decrease in liquidity as a result of the reduction in demand for asset-backed commercial paper as well as the lack of liquidity and overall volatility in the markets for the collateral underlying these investment structures. As of Jan. 31, 2009, the Fund held remaining SIV positions in WhistleJacket Capital LLC (WJC). As of Jan. 31, 2009, the Fund valued these WJC positions at $57.7 million, representing 1.3% of the Fund's net assets.

The Fund's two positions in WJC went into default as of their respective maturity dates, Feb. 25, 2008 ($35 million) and March 20, 2008 ($40 million). Subsequently, the Fund received a partial payment totaling $17.3 million from WJC on Oct. 27, 2008 reducing the remaining total outstanding principal amount for WJC to $57.7 million. The receivers continue to develop a restructuring plan which will likely result in the Fund receiving less than the remaining principal on its investment. Accordingly, these holdings have been determined to be illiquid.

Pursuant to the Fund's pricing procedures, securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Rule 2a-7 also requires periodic monitoring ("Shadow Pricing") of the deviation between the net asset value per share of the Fund using the amortized cost method and the net asset value determined based on fair value to ensure that the amortized cost method continues to provide an appropriate net asset value for the Fund in accordance with Rule 2a-7.

As of Jan. 31, 2009, the Fund carried its investment in WJC at amortized cost of $57.7 million. At that date, for purposes of the Rule 2a-7 monitoring procedure described above, the fair value of WJC was determined to be $46.6 million.

Subsequently from March 6, 2009 through March 10, 2009, Ameriprise Financial purchased $3.8 million par of WJC from the Fund for cash at a price equal to

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                  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



amortized cost plus accrued interest in accordance with Rule 17a-9 of the 1940 Act. Consistent with the Fund's Shadow Pricing procedure as described above, the Fund's remaining $53.9 million position in WJC has been fair valued at $43.1 million as of March 10, 2009. This difference between the fair value and the amortized cost of WJC was not material to the Fund's $1 net asset value as of March 10, 2009.

As of Jan. 31, 2009 and March 10, 2009, the fair value of the Fund's investments (including WJC) continued to support the use of amortized cost, in accordance with Rule 2a-7. For the six months ended Jan. 31, 2009 and continuing through March 10, 2009 all investments held by the Fund, including WJC, were valued at amortized cost in compliance with 2a-7 procedures. In addition, for the same time periods the deviations resulting from the Shadow Pricing procedure were not material to the Fund's $1 net asset value per share.

6. REIMBURSEMENT FROM AFFILIATE

On Sept. 15, 2008, Lehman Brothers Holdings Inc. (Lehman Brothers) filed a Chapter 11 bankruptcy petition. At that time, the Fund owned $40 million in medium term commercial paper issued by Lehman Brothers (the Lehman Notes). The value of the Lehman Notes declined following Lehman Brothers filing of its bankruptcy petition. From Sept. 16, 2008 through Sept. 30, 2008, Ameriprise Financial purchased the total $40 million par of the Lehman Notes from the Fund for cash at a price equal to amortized cost plus accrued interest in accordance with Rule 17a-9 of the 1940 Act. The amount shown in the Fund's Statement of Operations as a reimbursement from affiliate is equal to the difference between the fair value of the Lehman Notes at purchase date and the cash received from Ameriprise Financial.

7. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, the Fund had a capital loss carry-over of $6,554 at July 31, 2008, that if not offset by capital gains will expire in 2016.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2007 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At July 31, 2008, the Fund had a post-October loss of $8,094,908 that is treated for income tax purposes as occurring on Aug. 1, 2008.


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32  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003,

--------------------------------------------------------------------------------
                  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. and Brian
T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.


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34  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT  35

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
36  RIVERSOURCE CASH MANAGEMENT FUND -- 2009 SEMIANNUAL REPORT

RIVERSOURCE CASH MANAGEMENT FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C) 2009 RiverSource Investments, LLC.                             S-6322 Z (4/09)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               RiverSource Money Market Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 1, 2009


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date April 1, 2009